Intangible Assets, Net (Schedule of intangible assets) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Finite-Lived Intangible Assets [Line Items]
Original amounts	$ 30,426	$ 20,550
Accumulated amortization	7,244	3,759
Intangible assets, net	23,182	16,791
Amortization expense	3,485	1,776	$ 632
Software development costs [Member]
Finite-Lived Intangible Assets [Line Items]
Original amounts	19,566	15,263
Accumulated amortization	3,097	2,441
Intangible assets, net	$ 16,469	12,822
Software development costs [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Useful lives	5 years
Software development costs [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Useful lives	10 years
Core technology [Member]
Finite-Lived Intangible Assets [Line Items]
Original amounts	$ 6,927	3,638
Accumulated amortization	2,480	813
Intangible assets, net	$ 4,447	2,825
Core technology [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Useful lives	2 years
Core technology [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Useful lives	6 years
Customer relationship [Member]
Finite-Lived Intangible Assets [Line Items]
Original amounts	$ 3,123	1,209
Accumulated amortization	1,058	268
Intangible assets, net	$ 2,065	941
Customer relationship [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Useful lives	4 years
Customer relationship [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Useful lives	5 years
Trademarks [Member]
Finite-Lived Intangible Assets [Line Items]
Original amounts	$ 810	440
Accumulated amortization	609	237
Intangible assets, net	$ 201	$ 203
Useful lives	2 years